Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Disclosures

(3) Fair Value Disclosures

There were no marketable securities as of March 31, 2024 or December 31, 2023.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (“exit price”). Inputs used to measure fair value are classified into the following hierarchy:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities. ARCA’s Level 1 assets consist of money market investments. ARCA does not have any Level 1 liabilities.

•        Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities; unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability. ARCA does not have any Level 2 assets or liabilities.

•        Level 3 — Unobservable inputs for the asset or liability. ARCA does not have any Level 3 assets or liabilities.

As of March 31, 2024 and December 31, 2023, ARCA had $35.9 million and $37.4 million, respectively, of cash equivalents consisting of money market funds with original maturities of 90 days or less. ARCA has the ability to liquidate these investments without restriction. ARCA determines fair value for these money market funds with Level 1 inputs through quoted market prices. There were no transfers of assets between fair value hierarchy levels during the three months ended March 31, 2024.

Fair Value of Other Financial Instruments

The carrying amount of other financial instruments, including accounts payable, approximated fair value due to their short maturities.

(3) Fair Value Disclosures

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (“exit price”). Inputs used to measure fair value are classified into the following hierarchy:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities. ARCA’s Level 1 assets consist of money market investments. ARCA does not have any Level 1 liabilities.

•        Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities; unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable for the asset or liability. ARCA’s Level 2 assets consist of corporate bonds and commercial paper securities. ARCA does not have any Level 2 liabilities.

•        Level 3 — Unobservable inputs for the asset or liability. ARCA does not have any Level 3 assets or liabilities.

As of December 31, 2023 and 2022, ARCA had $37.4 million and $42.4 million, respectively, of cash equivalents consisting of money market funds with original maturities of 90 days or less. ARCA has the ability to liquidate these investments without restriction. ARCA determines fair value for these money market funds with Level 1 inputs through quoted market prices. There were no transfers between any fair value hierarchy levels in 2023 or 2022.

Fair Value of Other Financial Instruments

The carrying amount of other financial instruments, including accounts payable, approximated fair value due to their short maturities. As of December 31, 2023 and 2022, ARCA did not have any debt outstanding.